Intangible assets, net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Intangible assets
Intangible assets, gross	$ 35,504,559	$ 32,041,784
Less: accumulated amortization	(19,738,351)	(14,242,577)
Courseware development in progress	3,528,532	0
Intangible assets, net	19,294,740	17,799,207
Impaired or pledged intangible assets	0	0
Amortization expenses	6,309,065	6,324,124
Software
Intangible assets
Intangible assets, gross	5,441,560	1,567,387
Courseware
Intangible assets
Intangible assets, gross	25,998,130	27,355,662
Copyrights
Intangible assets
Intangible assets, gross	$ 4,064,869	$ 3,118,735